30. Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

30.	Subsequent Events

(1)	Dispute on shareholding of Solar Juice

In May 2020, Solar Juice issued 100 shares in an amount of AU$20,000 per share to Andrew Burgess, Rami Fedda and Allied Energy, the minority shareholders of Solar Juice. After the issuance of the shares, the Group’s shareholding in Solar Juice decreased from 80% to 40%. The issuance and change of shares have been submitted, recorded and maintained by the Australia Securities and Investment Commission (“ASIC”). With the change in shareholding, the board directors of Solar Juice appointed by the Group decreased from four directors to two directors in May 2020, with five other directors.

There’s dispute between the Group and the minority shareholders on the issuance of shares of Solar Juice. The Group filed an affidavit to the Federal Court of Australia on May 29, 2020 to invalidate the aforesaid share issuance and appointment and removal of directors, and expect a hearing on July 3, 2020. The dispute is on the proceeding and the Group could not estimate the outcome as of the date of issuance of the consolidated financial statements.

(2)	Coronavirus 2019

The spread of COVID-19 around the world in the first quarter of 2020 has caused significant volatility in the markets of U.S., Europe and rest of the world. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the economy of U.S. and international markets and, as such, the extent of the business disruption and the related financial impact cannot be reasonably estimated at this time.

(3)	Sale of Sun Roof I

On March 16, 2020, the Company closed the sale of Sun Roof I assets, a 479 kWp rooftop solar project located in Aprilia, Italy, that has been in operation since 2012. The sale price was approximately $1.2 million (EUR 1.1 million) before transaction fees.

The Company has evaluated subsequent events through the date of issuance of the consolidated financial statements, there were no other subsequent events occurred that would require recognition or disclosure in the consolidated financial statements.